EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
EQUITY
20. EQUITY

Share capital

At December 31, 2024 and 2023 the fully paid up share capital of the Company was €2,573 thousand, consisting of 193,923,499 common shares and 63,349,112 special voting shares, all with a nominal value of €0.01. At December 31, 2024, the Company had 14,879,168 common shares and 16,239 special voting shares held in treasury, while at December 31, 2023 the Company had 13,505,409 common shares and 16,240 special voting shares held in treasury. Shares in treasury include shares repurchased under the Group’s share repurchase program, which are recorded based on the transaction trade date. The increase in common shares held in treasury primarily reflects the repurchase of shares by the Company through its share repurchase program, partially offset by shares assigned under the Group’s equity incentive plans. At December 31, 2024 and 2023, the Company held in treasury 5.79 percent and 5.26 percent of the total issued share capital of the Company, respectively.(1)
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(1)The percentage of shares held in treasury compared to total issued share capital remains substantially the same if calculated considering only common shares held in treasury or if calculated considering common shares and special voting shares held in treasury.

    The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the years ended December 31, 2024 and 2023:

	Common Shares	Special Voting Shares	Total Shares
Outstanding shares at December 31, 2022	181,953,498	63,343,913	245,297,411
Common shares repurchased under share repurchase program (1)	(1,630,171)	—	(1,630,171)
Common shares assigned under equity incentive plans (2)	94,763	—	94,763
Other changes (3)	—	(11,041)	(11,041)
Outstanding shares at December 31, 2023	180,418,090	63,332,872	243,750,962
Common shares repurchased under share repurchase program(4)	(1,440,264)	—	(1,440,264)
Common shares assigned under equity incentive plans (5)	41,790	—	41,790
Other changes (6)	24,715	1	24,716
Outstanding shares at December 31, 2024	179,044,331	63,332,873	242,377,204
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(1)Includes shares repurchased under the share repurchase program between January 1, 2023 and December 31, 2023 based on the transaction trade date, for a total consideration of €460,629 thousand, including transaction costs and Sell to Cover, as described below.
(2)On March 15, 2023, 80,305 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 34,671 common shares, for a total consideration of €8,448 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. On July 17, 2023, the Company assigned 49,129 common shares related to commercial agreements with certain suppliers and other shares awards. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.
(3)Relates to the deregistration of certain special voting shares under the Company’s special voting shares terms and conditions.
(4)Includes shares repurchased under the share repurchase program between January 1, 2024 and December 31, 2024 based on the transaction trade date, for a total consideration of €581,084 thousand, including transaction costs and Sell to Cover, as described below.
(5)On March 15, 2024, 76,979 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 35,189 common shares, for a total consideration of €13,548 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction.
(6)In relation to common shares, refers to share awards vested under the broad-based employee share ownership plan.
The loyalty voting structure
The purpose of the loyalty voting structure is to reward ownership of the Company’s common shares and to promote stability of the Company’s shareholder base by granting long-term shareholders of the Company with special voting shares. Following the separation of Ferrari from the Stellantis Group (previously referred to as Fiat Chrysler Automobiles N.V. or FCA prior to the merger between FCA and Peugeot S.A. completed on January 16, 2021, which resulted in the creation of Stellantis N.V.) in 2016, Exor N.V. (“Exor”) and Piero Ferrari participate in the Company’s loyalty voting program and, therefore, effectively hold two votes for each of the common shares they hold. Investors who purchase common shares may elect to participate in the loyalty voting program by registering their common shares in the loyalty share register and holding them for three years. The loyalty voting program will be affected by means of the issue of special voting shares to eligible holders of common shares. Each special voting share entitles the holder to exercise one vote at the Company’s shareholder meetings. Only a minimal dividend accrues to the special voting shares allocated to a separate special dividend reserve, and the special voting shares do not carry any entitlement to any other reserve of the Group. The special voting shares have only immaterial economic entitlements and, as a result, do not impact the Company’s earnings per share calculation.

Retained earnings and other reserves

Retained earnings and other reserves includes:

•a share premium reserve of €5,768,544 thousand at December 31, 2024 (€5,768,544 thousand at December 31, 2023).
•a legal reserve of €110 thousand at December 31, 2024 and €46 thousand at December 31, 2023, determined in accordance with Dutch law.
•a treasury reserve of €2,285,756 thousand at December 31, 2024 and €1,704,673 thousand at December 31, 2023.
•a share-based compensation reserve of €45,793 thousand at December 31, 2024 and €38,106 thousand at December 31, 2023.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 17, 2024, a dividend distribution of €2.443 per outstanding common share was approved, corresponding to a total distribution of €439,918 thousand, which was fully paid in 2024. The distribution was made from the retained earnings reserve.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 14, 2023, a dividend distribution of €1.810 per outstanding common share was approved, corresponding to a total distribution of €328,631 thousand, which was fully paid in 2023. The distribution was made from the retained earnings reserve.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 13, 2022, a dividend distribution of €1.362 per outstanding common share was approved, corresponding to a total distribution of €249,522 thousand, which was fully paid in 2022. The distribution was made from the retained earnings reserve.
    Other comprehensive income/(loss)

The following table presents other comprehensive income/(loss):

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans (1)	(691)	221	1,605
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(691)	221	1,605
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments arising during the period	(65,983)	22,109	17,149
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(20,827)	(48,393)	75,749
(Losses)/Gains on cash flow hedging instruments	(86,810)	(26,284)	92,898
Exchange differences on translating foreign operations	12,248	(6,323)	9,798
Total items that may be reclassified to the consolidated income statement in subsequent periods	(74,562)	(32,607)	102,696
Total other comprehensive (loss)/income	(75,253)	(32,386)	104,301
Related tax impact	23,778	6,351	(25,002)
Total other comprehensive (loss)/income, net of tax	(51,475)	(26,035)	79,299
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(1)Includes a loss of €7 thousand, €30 thousand and €15 thousand for the years ended December 31, 2024, 2023 and 2022, respectively, related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9% interest.

Gains and losses on the remeasurement of defined benefit plans include actuarial gains and losses arising during the period and are offset against the related net defined benefit liabilities.

The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2024			2023			2022
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
(Losses)/Gains on remeasurement of defined benefit plans	(691)	168	(523)	221	(52)	169	1,605	(376)	1,229
(Losses)/Gains on cash flow hedging instruments	(86,810)	23,610	(63,200)	(26,284)	6,403	(19,881)	92,898	(24,626)	68,272
Exchange gains/(losses) on translating foreign operations	12,248	—	12,248	(6,323)	—	(6,323)	9,798	—	9,798
Total other comprehensive (loss)/income	(75,253)	23,778	(51,475)	(32,386)	6,351	(26,035)	104,301	(25,002)	79,299

Transactions with non-controlling interests

With the exception of dividends paid to non-controlling interests, there were no transactions with non-controlling interests for the years ended December 31, 2024, 2023 or 2022.

Policies and processes for managing capital

The Group’s objectives when managing capital are to create value for shareholders as a whole, safeguard business continuity and support the sustainable growth of the Group. As a result, the Group endeavors to maintain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds.